Concentrations of Credit Risk (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer concentration Accounts receivable	Dec. 31, 2011 Customer concentration Accounts receivable
Concentrations of Credit Risk
Concentration risk (as a percent)				87.00%	49.00%
Accounts receivable balances	$ 4,499	$ 3,743	$ 5,147